Share-based payments (Tables)	3 Months Ended
Mar. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of expense recognized for employee services received

Three months period ended March 31:

	2021	2022
	EUR k	EUR k
Research and development expenses	286	189
Sales and marketing expenses	65	67
General and administrative expenses	3,787	2,016
Total	4,138	2,273

Schedule for expense recognized for the programs	Three months ended March 31:

Program	2021	2022
	EUR k	EUR k
LTIP	3,645	1,824
RSU	—	253
New VSOP	183	103
Prior VSOP	310	92
Total	4,138	2,273